Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 19, 2012
Registrant Name	dei_EntityRegistrantName	Jacob Funds II
Central Index Key	dei_EntityCentralIndexKey	0001025870
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 19, 2012
Prospectus Date	rr_ProspectusDate	Mar 30, 2012

Jacob Micro Cap Growth Fund (Supplement): | Jacob Micro Cap Growth Fund
Jacob Micro Cap Growth Fund

Jacob Funds II (the “Trust”)

(formerly, PineBridge Mutual Funds)

Supplement dated July 19, 2012

to the

Jacob Micro Cap Growth Fund

(formerly, PineBridge US Micro Cap Growth Fund)

Jacob Small Cap Growth Fund II

(formerly, PineBridge US Small Cap Growth Fund)

(each a “Fund” and together, the “Funds”)

Prospectus and Statement of Additional Information (“SAI”)

dated March 30, 2012, as supplemented June 14, 2012, June 28, 2012 and July 6, 2012

This supplement serves as notification of the following changes to, and additional information for, the Trust’s Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

1. Effective July 9, 2012, the Trust’s Board of Trustees (the “Board”) approved an interim investment advisory contract between the Trust and Jacob Asset Management of New York, LLC (“JAM”), located at 653 Manhattan Beach Blvd., #J, Manhattan Beach, CA 90266, pursuant to which JAM will replace PineBridge Investments, LLC as the investment adviser to the PineBridge US Micro Cap Growth Fund and the PineBridge US Small Cap Growth Fund.  Under the interim advisory contract, there will be no change to management fees and JAM will continue the Funds’ current expense limitation arrangements.  In addition, Jamie Cuellar will continue to serve as the Portfolio Manager for the Funds under the interim arrangement as an employee of JAM.

On July 10, 2012 and July 13, 2012, respectively, the Board of Trustees of the Trust and the Board of Directors of Jacob Funds, Inc., approved the reorganization of Jacob Micro Cap Growth Fund (“Micro Cap Fund,” formerly, PineBridge US Micro Cap Growth Fund) and Jacob Small Cap Growth Fund II (“Small Cap Fund,” formerly, PineBridge US Small Cap Growth Fund) into the Jacob Funds family of funds.  These reorganizations are subject to approval by shareholders of the Micro Cap Fund and the Small Cap Fund.  A special meeting of the Funds’ shareholders will be held to approve the reorganizations.  In future communications, shareholders of the Funds will receive proxy materials that discuss the proposed reorganizations.

2.  Effective July 9, 2012, the name of the Trust changed from PineBridge Mutual Funds to Jacob Funds II.  Accordingly, all references to “PineBridge Mutual Funds” in the Trust’s Prospectus and SAI are replaced with “Jacob Funds II”.

3. Effective July 9, 2012, the name of the PineBridge US Micro Cap Growth Fund changed to Jacob Micro Cap Growth Fund.  Accordingly, all references to the “PineBridge US Micro Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Micro Cap Growth Fund”.

4. Effective July 9, 2012, the name of the PineBridge US Small Cap Growth Fund changed to Jacob Small Cap Growth Fund II. Accordingly, all references to the “PineBridge US Small Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Small Cap Growth Fund II”.

*           *           *           *           *

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Jacob Micro Cap Growth Fund (Supplement): | Jacob Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Jacob Micro Cap Growth Fund
Supplement Text	ck0001025870_SupplementTextBlock

Jacob Funds II (the “Trust”)

(formerly, PineBridge Mutual Funds)

Supplement dated July 19, 2012

to the

Jacob Micro Cap Growth Fund

(formerly, PineBridge US Micro Cap Growth Fund)

Jacob Small Cap Growth Fund II

(formerly, PineBridge US Small Cap Growth Fund)

(each a “Fund” and together, the “Funds”)

Prospectus and Statement of Additional Information (“SAI”)

dated March 30, 2012, as supplemented June 14, 2012, June 28, 2012 and July 6, 2012

This supplement serves as notification of the following changes to, and additional information for, the Trust’s Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

1. Effective July 9, 2012, the Trust’s Board of Trustees (the “Board”) approved an interim investment advisory contract between the Trust and Jacob Asset Management of New York, LLC (“JAM”), located at 653 Manhattan Beach Blvd., #J, Manhattan Beach, CA 90266, pursuant to which JAM will replace PineBridge Investments, LLC as the investment adviser to the PineBridge US Micro Cap Growth Fund and the PineBridge US Small Cap Growth Fund.  Under the interim advisory contract, there will be no change to management fees and JAM will continue the Funds’ current expense limitation arrangements.  In addition, Jamie Cuellar will continue to serve as the Portfolio Manager for the Funds under the interim arrangement as an employee of JAM.

On July 10, 2012 and July 13, 2012, respectively, the Board of Trustees of the Trust and the Board of Directors of Jacob Funds, Inc., approved the reorganization of Jacob Micro Cap Growth Fund (“Micro Cap Fund,” formerly, PineBridge US Micro Cap Growth Fund) and Jacob Small Cap Growth Fund II (“Small Cap Fund,” formerly, PineBridge US Small Cap Growth Fund) into the Jacob Funds family of funds.  These reorganizations are subject to approval by shareholders of the Micro Cap Fund and the Small Cap Fund.  A special meeting of the Funds’ shareholders will be held to approve the reorganizations.  In future communications, shareholders of the Funds will receive proxy materials that discuss the proposed reorganizations.

2.  Effective July 9, 2012, the name of the Trust changed from PineBridge Mutual Funds to Jacob Funds II.  Accordingly, all references to “PineBridge Mutual Funds” in the Trust’s Prospectus and SAI are replaced with “Jacob Funds II”.

3. Effective July 9, 2012, the name of the PineBridge US Micro Cap Growth Fund changed to Jacob Micro Cap Growth Fund.  Accordingly, all references to the “PineBridge US Micro Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Micro Cap Growth Fund”.

4. Effective July 9, 2012, the name of the PineBridge US Small Cap Growth Fund changed to Jacob Small Cap Growth Fund II. Accordingly, all references to the “PineBridge US Small Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Small Cap Growth Fund II”.

*           *           *           *           *

Please retain this supplement for future reference.

Jacob Micro Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMBX
Jacob Micro Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMRX

Jacob Small Cap Growth Fund II (Supplement): | Jacob Small Cap Growth Fund II
Jacob Small Cap Growth Fund II

Jacob Funds II (the “Trust”)

(formerly, PineBridge Mutual Funds)

Supplement dated July 19, 2012

to the

Jacob Micro Cap Growth Fund

(formerly, PineBridge US Micro Cap Growth Fund)

Jacob Small Cap Growth Fund II

(formerly, PineBridge US Small Cap Growth Fund)

(each a “Fund” and together, the “Funds”)

Prospectus and Statement of Additional Information (“SAI”)

dated March 30, 2012, as supplemented June 14, 2012, June 28, 2012 and July 6, 2012

This supplement serves as notification of the following changes to, and additional information for, the Trust’s Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

1. Effective July 9, 2012, the Trust’s Board of Trustees (the “Board”) approved an interim investment advisory contract between the Trust and Jacob Asset Management of New York, LLC (“JAM”), located at 653 Manhattan Beach Blvd., #J, Manhattan Beach, CA 90266, pursuant to which JAM will replace PineBridge Investments, LLC as the investment adviser to the PineBridge US Micro Cap Growth Fund and the PineBridge US Small Cap Growth Fund.  Under the interim advisory contract, there will be no change to management fees and JAM will continue the Funds’ current expense limitation arrangements.  In addition, Jamie Cuellar will continue to serve as the Portfolio Manager for the Funds under the interim arrangement as an employee of JAM.

On July 10, 2012 and July 13, 2012, respectively, the Board of Trustees of the Trust and the Board of Directors of Jacob Funds, Inc., approved the reorganization of Jacob Micro Cap Growth Fund (“Micro Cap Fund,” formerly, PineBridge US Micro Cap Growth Fund) and Jacob Small Cap Growth Fund II (“Small Cap Fund,” formerly, PineBridge US Small Cap Growth Fund) into the Jacob Funds family of funds.  These reorganizations are subject to approval by shareholders of the Micro Cap Fund and the Small Cap Fund.  A special meeting of the Funds’ shareholders will be held to approve the reorganizations.  In future communications, shareholders of the Funds will receive proxy materials that discuss the proposed reorganizations.

2.  Effective July 9, 2012, the name of the Trust changed from PineBridge Mutual Funds to Jacob Funds II.  Accordingly, all references to “PineBridge Mutual Funds” in the Trust’s Prospectus and SAI are replaced with “Jacob Funds II”.

3. Effective July 9, 2012, the name of the PineBridge US Micro Cap Growth Fund changed to Jacob Micro Cap Growth Fund.  Accordingly, all references to the “PineBridge US Micro Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Micro Cap Growth Fund”.

4. Effective July 9, 2012, the name of the PineBridge US Small Cap Growth Fund changed to Jacob Small Cap Growth Fund II. Accordingly, all references to the “PineBridge US Small Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Small Cap Growth Fund II”.

*           *           *           *           *

Please retain this supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Jacob Small Cap Growth Fund II (Supplement): | Jacob Small Cap Growth Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Jacob Small Cap Growth Fund II
Supplement Text	ck0001025870_SupplementTextBlock

Jacob Funds II (the “Trust”)

(formerly, PineBridge Mutual Funds)

Supplement dated July 19, 2012

to the

Jacob Micro Cap Growth Fund

(formerly, PineBridge US Micro Cap Growth Fund)

Jacob Small Cap Growth Fund II

(formerly, PineBridge US Small Cap Growth Fund)

(each a “Fund” and together, the “Funds”)

Prospectus and Statement of Additional Information (“SAI”)

dated March 30, 2012, as supplemented June 14, 2012, June 28, 2012 and July 6, 2012

This supplement serves as notification of the following changes to, and additional information for, the Trust’s Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

1. Effective July 9, 2012, the Trust’s Board of Trustees (the “Board”) approved an interim investment advisory contract between the Trust and Jacob Asset Management of New York, LLC (“JAM”), located at 653 Manhattan Beach Blvd., #J, Manhattan Beach, CA 90266, pursuant to which JAM will replace PineBridge Investments, LLC as the investment adviser to the PineBridge US Micro Cap Growth Fund and the PineBridge US Small Cap Growth Fund.  Under the interim advisory contract, there will be no change to management fees and JAM will continue the Funds’ current expense limitation arrangements.  In addition, Jamie Cuellar will continue to serve as the Portfolio Manager for the Funds under the interim arrangement as an employee of JAM.

On July 10, 2012 and July 13, 2012, respectively, the Board of Trustees of the Trust and the Board of Directors of Jacob Funds, Inc., approved the reorganization of Jacob Micro Cap Growth Fund (“Micro Cap Fund,” formerly, PineBridge US Micro Cap Growth Fund) and Jacob Small Cap Growth Fund II (“Small Cap Fund,” formerly, PineBridge US Small Cap Growth Fund) into the Jacob Funds family of funds.  These reorganizations are subject to approval by shareholders of the Micro Cap Fund and the Small Cap Fund.  A special meeting of the Funds’ shareholders will be held to approve the reorganizations.  In future communications, shareholders of the Funds will receive proxy materials that discuss the proposed reorganizations.

2.  Effective July 9, 2012, the name of the Trust changed from PineBridge Mutual Funds to Jacob Funds II.  Accordingly, all references to “PineBridge Mutual Funds” in the Trust’s Prospectus and SAI are replaced with “Jacob Funds II”.

3. Effective July 9, 2012, the name of the PineBridge US Micro Cap Growth Fund changed to Jacob Micro Cap Growth Fund.  Accordingly, all references to the “PineBridge US Micro Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Micro Cap Growth Fund”.

4. Effective July 9, 2012, the name of the PineBridge US Small Cap Growth Fund changed to Jacob Small Cap Growth Fund II. Accordingly, all references to the “PineBridge US Small Cap Growth Fund” in the Trust’s Prospectus and SAI are replaced with “Jacob Small Cap Growth Fund II”.

*           *           *           *           *

Please retain this supplement for future reference.

Jacob Small Cap Growth Fund II | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSBX
Jacob Small Cap Growth Fund II | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSRX